DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Details of the allocation of costs incurred by Brookfield on behalf of the partnership are disclosed in Note 17. Key decision makers of the partnership are all employees of Brookfield or its subsidiaries, which provide management services under a master services agreement with Brookfield (the “Master Services Agreement”).
Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six months ended June 30, 2023 and 2022.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Inventory costs	$8,030	$9,838	$16,421	$18,591
Subcontractor and consultant costs	765	812	1,465	1,553
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	907	776	1,807	1,470
Compensation	1,591	1,281	3,109	2,480
Other direct costs	952	890	1,834	2,015
Total	$12,330	$13,678	$24,796	$26,269
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.